Related Party and Party-in-Interest Transactions (Details) - Plan 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments (Note 3)	$ 516,970,677	$ 469,342,041
UGI Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments (Note 3)	12,396,327	9,911,383
Original cost of UGI Common Stock held by the Plan	$ 9,548,689	$ 9,995,222
Number of Shares/Units (in shares)	325,291	342,296
Total sales at market value related to UGI Common Stock	$ 1,275,467	$ 1,599,155
Total contributions into UGI Common Stock	348,730	366,178
Dividend income	$ 511,604	$ 563,520